Advances to suppliers net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Advances to suppliers net
Balance as of beginning of year	$ 1,912,362	$ 54,217
Addition	0	1,807,897
Reversal	(1,860,686)	0
Translation adjustments	(51,676)	50,248
Balance as of end of year	$ 0	$ 1,912,362